Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets and liabilities of subsidiaries consolidated as of acquisition date:
Working capital (other than cash and cash equivalents)	$ 9,631	$ (2,938)	$ (1,445)
Property and equipment	(1,332)	(3,494)	(360)
Goodwill and intangible assets	(148,085)	(92,878)	(25,673)
Other long-term assets	(125)		(134)
Liabilities to banks and others	281	3,391	47
Long-term liabilities			1,556
Deferred tax liability, net	17,911	10,130	425
Liability to formerly shareholders	2,616	11,997	4,117
Non-controlling interests at acquisition date		203
Redeemable non-controlling interests at acquisition date		28,757	4,467
Total	$ (119,103)	$ (44,832)	$ (17,000)